Derivatives, Balance Sheet Offsetting of Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Assets
Gross amounts recognized	$ 84,580	$ 88,474
Gross amounts offset in consolidated balance sheet	(66,924)	(65,869)
Net amounts in consolidated balance sheet, asset	17,656	22,605
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(1,332)	(1,332)
Net amounts	16,324	21,273
Derivative Liabilities
Gross amounts recognized	79,924	83,781
Gross amounts offset in consolidated balance sheet	(66,004)	(65,043)
Net amounts in consolidated balance sheet, liability	13,920	18,738
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(4,484)	(5,248)
Net amounts	9,436	13,490
Derivatives (Textual) [Abstract]
Derivative assets subject to enforceable master netting arrangements	69,900	69,600
Derivative liabilities subject to enforceable master netting arrangements	74,000	75,000
Derivative assets not subject to enforceable master netting arrangements	14,600	18,900
Derivative liabilities not subject to enforceable master netting arrangements	5,900	8,800
Valuation adjustments for derivative assets	375	266
Valuation adjustments for derivative liabilities	81	56
Cash collateral netted against derivative assets	5,300	5,200
Cash collateral netted against derivative liabilities	4,700	4,600
Interest rate contract [Member]
Derivative Assets
Gross amounts recognized	62,725	63,698
Gross amounts offset in consolidated balance sheet	(56,612)	(56,051)
Net amounts in consolidated balance sheet, asset	6,113	7,647
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(749)	(769)
Net amounts	$ 5,364	$ 6,878
Percent exchanged in the over the counter market	39.00%	45.00%
Derivative Liabilities
Gross amounts recognized	$ 57,977	$ 60,059
Gross amounts offset in consolidated balance sheet	(53,259)	(54,394)
Net amounts in consolidated balance sheet, liability	4,718	5,665
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(3,543)	(4,244)
Net amounts	$ 1,175	$ 1,421
Percent exchanged in the over the counter market	35.00%	44.00%
Commodity contract [Member]
Derivative Assets
Gross amounts recognized	$ 4,659	$ 7,461
Gross amounts offset in consolidated balance sheet	(998)	(1,233)
Net amounts in consolidated balance sheet, asset	3,661	6,228
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(76)	(72)
Net amounts	$ 3,585	$ 6,156
Percent exchanged in the over the counter market	35.00%	27.00%
Derivative Liabilities
Gross amounts recognized	$ 5,519	$ 7,702
Gross amounts offset in consolidated balance sheet	(1,052)	(1,459)
Net amounts in consolidated balance sheet, liability	4,467	6,243
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(40)	(33)
Net amounts	$ 4,427	$ 6,210
Percent exchanged in the over the counter market	84.00%	81.00%
Equity contract [Member]
Derivative Assets
Gross amounts recognized	$ 7,599	$ 9,005
Gross amounts offset in consolidated balance sheet	(2,625)	(2,842)
Net amounts in consolidated balance sheet, asset	4,974	6,163
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(471)	(405)
Net amounts	$ 4,503	$ 5,758
Percent exchanged in the over the counter market	51.00%	54.00%
Derivative Liabilities
Gross amounts recognized	$ 4,808	$ 7,038
Gross amounts offset in consolidated balance sheet	(2,241)	(2,845)
Net amounts in consolidated balance sheet, liability	2,567	4,193
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(154)	(484)
Net amounts	$ 2,413	$ 3,709
Percent exchanged in the over the counter market	85.00%	82.00%
Foreign exchange contract [Member]
Derivative Assets
Gross amounts recognized	$ 8,947	$ 7,404
Gross amounts offset in consolidated balance sheet	(6,141)	(4,923)
Net amounts in consolidated balance sheet, asset	2,806	2,481
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(34)	(85)
Net amounts	$ 2,772	$ 2,396
Percent exchanged in the over the counter market	98.00%	98.00%
Derivative Liabilities
Gross amounts recognized	$ 10,933	$ 7,827
Gross amounts offset in consolidated balance sheet	(8,968)	(5,511)
Net amounts in consolidated balance sheet, liability	1,965	2,316
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(634)	(270)
Net amounts	$ 1,331	$ 2,046
Percent exchanged in the over the counter market	100.00%	100.00%
Credit Contracts Protection Sold [Member]
Derivative Assets
Gross amounts recognized	$ 83	$ 151
Gross amounts offset in consolidated balance sheet	(79)	(131)
Net amounts in consolidated balance sheet, asset	4	20
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	0
Net amounts	$ 4	$ 20
Percent exchanged in the over the counter market	76.00%	90.00%
Derivative Liabilities
Gross amounts recognized	$ 541	$ 943
Gross amounts offset in consolidated balance sheet	(434)	(713)
Net amounts in consolidated balance sheet, liability	107	230
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(107)	(199)
Net amounts	$ 0	$ 31
Percent exchanged in the over the counter market	100.00%	100.00%
Credit Contracts Protection Purchased [Member]
Derivative Assets
Gross amounts recognized	$ 567	$ 755
Gross amounts offset in consolidated balance sheet	(469)	(689)
Net amounts in consolidated balance sheet, asset	98	66
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(2)	(1)
Net amounts	$ 96	$ 65
Percent exchanged in the over the counter market	100.00%	100.00%
Derivative Liabilities
Gross amounts recognized	$ 88	$ 168
Gross amounts offset in consolidated balance sheet	(50)	(121)
Net amounts in consolidated balance sheet, liability	38	47
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	(6)	(18)
Net amounts	$ 32	$ 29
Percent exchanged in the over the counter market	70.00%	86.00%
Other contract [Member]
Derivative Liabilities
Gross amounts recognized	$ 58	$ 44
Gross amounts offset in consolidated balance sheet	0	0
Net amounts in consolidated balance sheet, liability	58	44
Gross amounts not offset in consolidated balance sheet (Disclosure-only netting)	0	0
Net amounts	$ 58	$ 44
Percent exchanged in the over the counter market	100.00%	100.00%
Trading assets (including derivatives) [Member]
Derivative Assets
Net amounts in consolidated balance sheet, asset	$ 12,400	$ 16,900
Other assets [Member]
Derivative Assets
Net amounts in consolidated balance sheet, asset	$ 5,300	$ 5,700